Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Property and Equipment Estimated Useful Lives
Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Category	Estimated Useful Life
Machinery and laboratory equipment	5 years
Vehicles	6 years
Furniture and tools	5 years
Electronic equipment	3 years
Leasehold improvements	Lesser of lease terms or estimated useful lives of the assets

Summary of Intangible Assets Estimated Useful Livess

Category	Estimated Useful Life
Computer software	3 years